SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 24,232,978	¥ 47,659,304	¥ 58,219,186
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	751,445	1,237,902	1,224,796
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	7,110,420	9,991,688	15,433,684
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	7,325,327	21,653,946	22,361,742
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	9,045,786	14,775,768	19,198,964
Employee Stock Option [Member]
SHARE-BASED COMPENSATION
Share-based compensation expenses		6,144,548	10,806,985
Employee Stock Option [Member] | Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses		905,764	1,936,414
Employee Stock Option [Member] | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses		2,191,242	3,862,189
Employee Stock Option [Member] | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses		3,047,542	5,008,382
Unvested restricted share units
SHARE-BASED COMPENSATION
Share-based compensation expenses	24,232,978	41,514,756	47,412,201
Unvested restricted share units | Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	751,445	1,237,902	1,224,796
Unvested restricted share units | Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	7,110,420	9,085,924	13,497,270
Unvested restricted share units | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	7,325,327	19,462,704	18,499,553
Unvested restricted share units | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 9,045,786	¥ 11,728,226	¥ 14,190,582